Condensed Interim Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	9 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Operating activities:
Net loss for the period	$ (10,084)	$ (28,073)
Items not affecting cash:
Amortization and depreciation	1,366	4,206
Deferred income taxes	12	(3,935)
Accretion	0	8
Foreign exchange	360	159
Gain on investment	0	(7)
Loss on sale of Europe B.V.	511	0
Asset Impairment	0	21,184
Share-based expense	465	392
Items not affecting cash	(7,370)	(6,066)
Amounts receivable	(929)	306
Inventory	(50)	253
Unbilled revenue	(1,053)	(759)
Prepaid expenses	(839)	388
Accounts payable and accrued liabilities	(929)	(87)
Sales and income taxes payable and receivable	625	(298)
Deferred revenue	490	993
Net cash used in operating activities	(10,055)	(5,270)
Investing activities:
Purchases of property and equipment	(387)	(440)
Deferred acquisition payment	(312)	0
Net cash used in investing activities	(13,556)	(440)
Financing activities:
Proceeds on share issuance, net of transaction costs (ATM fees)	926	12,211
Repayment of leases	(526)	(1,142)
Proceeds on debenture issuance, net of transaction costs	0	4,242
Proceeds on sale of Europe B.V.	14,255	0
Net cash provided by financing activities	400	15,311
Increase in cash during the period	3,901	9,601
Foreign exchange	(494)	(141)
Cash - beginning of the period	10,791	3,545
Cash - end of the period	14,198	13,005
Cash is comprised of:
Cash	14,072	12,915
Restricted cash	126	90
Cash paid for interest	0	0
Cash paid for income tax	0	0
Cash from discontinued operations:
Net cash used in operating activities	777	1,587
Net cash used in investing activities	(100)	(253)
Net cash used in financing activities	$ (359)	$ (638)